Document And Entity Information	3 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Filer Category	Smaller Reporting Company